Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Details of Total Share Capital and Share Premium

The following table details the total share capital and share premium of the Group as at December 31, 2022 and 2021:

			Share	Share
		Price per	Capital	Premium	Total
	Shares	share (in €)	(in €'000)	(in €'000)	(in €'000)
At January 1, 2020	2,500,000	0.01	25	2,475	2,500
Issuance of non-voting shares	2,500,000	0.01	25	-25	-
At January 1, 2021	5,000,000	0.01	50	2,450	2,500
January 2021 Conversion of convertible debt(1)	1,111,115	0.01	11	11,656	11,667
January 2021 Equity contributions (Series A - Tranche I)(1)	4,928,613	0.01	49	68,951	69,000
July 2021 Issuance of non-voting shares	285,714	0.01	3	706	709
At December 31, 2021(2)	11,325,442	0.01	113	83,763	83,876
February 18, 2022 Equity contribution (Series A - Tranche II)(3)	5,691,430	0.01	57	79,623	79,680
At November 22, 2022, prior to exchange	17,016,872	0.01	170	163,386	163,556
November 22, 2022 Elimination old shares (NewAmsterdam Pharma shareholders)(4)	(17,016,872)	0.01	(170)	(163,386)	(163,556)
November 22, 2022 Share capital increase on conversion (NewAmsterdam Pharma shareholders)(4)	36,258,312	0.12	4,351	159,205	163,556
November 22, 2022 Equity contribution (FLAC shareholders)(5)	13,185,138	0.12	1,582	125,084	126,666
November 22, 2022 Equity contribution (PIPE financing)(6)	23,460,000	0.12	2,815	225,528	228,343
November 22, 2022 Equity contribution (Amgen & MTPC shareholders)(7)	8,656,330	0.12	1,039	82,121	83,160
November 22, 2022 Transaction costs on issue(5) of shares	—	—	—	(2,534)	(2,534)
At December 31, 2022(8)	81,559,780	0.12	9,787	589,404	599,191
(1)
On January 7, 2021, NewAmsterdam Pharma closed a funding round to raise up to €160 million in equity financing, set to occur in two tranches. The first tranche of €69 million occurred upon an initial closing on January 7, 2021 for the issue of 4,928,613 Series A preferred shares on the same date. In connection with the funding round of the first tranche, €11.7 million in outstanding principal and unpaid interest of convertible debt was converted on the same date of the first tranche into 1,111,155 Series A preferred shares.
(2)
At December 31, 2021, the share capital of NewAmsterdam Pharma amounted to €113 thousand, divided into 2,500,000 voting ordinary shares, 2,785,714 non-voting ordinary shares and 6,039,728 Series A preferred shares, each with a nominal value of €0.12 per share.
(3)
On February 18, 2022, NewAmsterdam Pharma received the second tranche financing of €79.7 million for the issuance of 5,691,430 Series A preferred shares, leading to increases in the share capital and share premium amounting to €57 thousand and €79.6 million, respectively, as a result of attainment of certain milestone tranche conditions (the “Milestone Closing”), namely: at least 50% LDL lowering in the ongoing obicetrapib and ezetimibe Phase 2 combination trial; the hiring of a full-time chief business officer; and confirmation by the FDA that no CVOT would be required for regulatory approval in the United States. After achieving the first two of these milestones, NewAmsterdam Pharma proceeded with the Milestone Closing as permitted by the terms of the Series A Subscription Agreement. Because the Milestone Closing occurred without having achieved all of the milestones, NewAmsterdam Pharma was obligated to pursue certain strategic transactions, including a business combination with a special purpose acquisition company.
(4)
As described in Note 1 and Note 4, the Company was incorporated in June 2022 with a share capital of €0.12. On November 22, 2022, pursuant to the Business Combination Agreement, NewAmsterdam Pharma shareholders exchanged their interest for Ordinary Shares in the share capital of the Company in accordance with an exchange ratio defined in the Business Combination Agreement of approximately 2.13. Consequently, following this internal reorganization, 17,016,872 NewAmsterdam Pharma shares of €0.01 par value were exchanged for 36,258,312 Ordinary Shares, €0.12 par value per share. As such, share capital increased by €4.2 million and the share premium decreased by the same amount.
(5)
On November 22, 2022, each ordinary share of FLAC was canceled and exchanged for one Ordinary Share resulting in the issuance of 13,185,138 Ordinary Shares, thereby increasing share capital and share premium by €1.6 million and €125.1 million, respectively, which includes the impact of equity related to the IFRS 2 listing charge for €60.6 million (See Note 9) and, inclusive of the issuance of new Ordinary Shares from the PIPE Financing, the deduction of the net of the transaction costs on issuance of new Ordinary Shares amounting to €2.5 million.
(6)
In connection with the Merger, the Company issued 23,460,000 Ordinary Shares to existing shareholders of NewAmsterdam Pharma, FLAC and other new investors through a PIPE Financing, at a price of $10.00 per Ordinary Share for an aggregate of $234.6 million in proceeds on the Closing Date. The issuance of the 23,460,000 Ordinary Shares increased share capital and share premium by €2.8 million and €225.5 million, respectively.
(7)
As described in Note 4 and Note 15, the Company also issued 4,910,000 Ordinary Shares and 3,746,330 Ordinary Shares to Amgen and MTPC, respectively, each with a nominal value of €0.12 per share, in order to settle all rights of Amgen and MTPC under the 2020 SPA and Profit Right Agreement, respectively. The issuance of an aggregate of 8,656,330 Ordinary Shares increased share capital and share premium by €1.0 million and €82.1 million, respectively.
(8)
Upon completing the Business Combination, the Company had 81,559,780 Ordinary Shares outstanding with a par value of €0.12 per share, resulting in a share capital of €9.8 million. As of December 31, 2022, the total number of Ordinary Shares outstanding was 81,559,780 with a par value of €0.12 per share.